Revenues Derived from Significant Business Partners in Percentages of Total Revenue (Detail)	12 Months Ended
	Dec. 31, 2011 Yahoo!	Dec. 31, 2010 Yahoo!	Dec. 31, 2012 Google	Dec. 31, 2011 Google
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue derived from significant business partner	6.00%	22.00%	44.00%	28.00%